U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
December 2, 2010
FILED VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549-1004
Re:	Direxion Shares ETF Trust (the “Trust”) File Nos.: 333-150525 and 811-22201
Ladies and Gentlemen:
On behalf of Direxion Shares ETF Trust (the “Trust”), please find filed herewith Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A pursuant to Rule 485(a) under the Securities Act of 1933, as amended (also filed as Amendment No. 17 to the Registration Statement under the Investment Company Act of 1940, as amended). Post-Effective Amendment No. 15 is being filed for the purpose of adding the following new series:
Direxion NASDAQ-100® Equal Weighted Index Shares
Direxion Daily Corporate Bond Bear 1X Shares
Direxion Daily Corporate Bond Bear 3X Shares
Direxion Daily Corporate Bond Bull 3X Shares
Direxion Daily Developed Markets Bear 1X Shares
Direxion Daily Dow 30® Bear 1X Shares
Direxion Daily Emerging Market Bear 1X Shares
Direxion Daily High Yield Bear 3X Shares
Direxion Daily High Yield Bull 3X Shares
Direxion Daily Large Cap Bear 1X Shares
Direxion Daily Large Cap Growth Bear 3X Shares
Direxion Daily Large Cap Growth Bull 3X Shares
Direxion Daily Large Cap Value Bear 3X Shares
Direxion Daily Large Cap Value Bull 3X Shares
Direxion Daily Municipal Bear 3X Shares
Direxion Daily Municipal Bond Bull 3X Shares
Direxion Daily Small Cap Bear 1X Shares
Direxion Daily TIPs Bear 3X Shares
Direxion Daily TIPs Bull 3X Shares
Direxion Daily Total Bond Market Bear 3X Shares
Direxion Daily Total Bond Market Bull 3X Shares
Direxion Daily Total Market Bear 1X Shares
Direxion NASDAQ Volatility Index Shares
Direxion Wireless Communications Shares
Pursuant to Rule 485(a)(2) of the 1933 Act, the Trust anticipates that this filing shall become effective 75 days after filing. At or before the 75-day effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.
If you have any questions concerning the foregoing, please contact Adam Henkel of U.S. Bancorp Fund Services, LLC at (414) 765-5598.
Sincerely,

/s/Adam R. Henkel
Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC